UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     November 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     $1,640,426 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACERGY S A                     SPONSORED ADR    00443E104     3476   345517 SH       SOLE                   345517
ACUSPHERE INC                  COM              00511R870      910  2600582 SH       SOLE                  2600582
ALLIANCE ONE INTL INC          COM              018772103    23394  6156400 SH       SOLE                  6156400
ATLAS PIPELINE HOLDINGS LP     COM UNITS LP     04939R108    11514   477778 SH       SOLE                   477778
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103    42348  1661363 SH       SOLE                  1661363
AUDIOVOX CORP                  CL A             050757103    17959  1916686 SH       SOLE                  1916686
BORDERS GROUP INC              COM              099709107    11888  1812252 SH       SOLE                  1812252
BPW ACQUISITION CORP           *W EXP 02/26/201 055637110      172   573900 SH       SOLE                   573900
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107    91964  6188660 SH       SOLE                  6188660
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     7449 10100000 PRN      SOLE                 10100000
CAPITOL ACQUISITION CORP DEL   COM              14055E104     3948   438620 SH       SOLE                   438620
CENTERPLATE INC                UNIT 99/99/9999  15200E204     6716  2209051 SH       SOLE                  2209051
CHINA HLDGS ACQUISITION CORP   COM              16942N106     9482  1050000 SH       SOLE                  1050000
COLUMBUS ACQUISITION CORP      *W EXP 05/18/201 198851115       75   750000 SH       SOLE                   750000
DOMTAR CORP                    COM              257559104   102878 22364700 SH       SOLE                 22364700
ENTERPRISE ACQUISITION CORP    *W EXP 11/07/201 29365R116      200  1250000 SH       SOLE                  1250000
ENTERPRISE GP HLDGS L P        UNIT LP INT      293716106    12633   536910 SH       SOLE                   536910
EXTERRAN HLDGS INC             COM              30225X103    92646  2898811 SH       SOLE                  2898811
GHL ACQUISITION CORP           *W EXP 02/14/201 36172H116      800  1250000 SH       SOLE                  1250000
GHL ACQUISITION CORP           COM              36172H108    20700  2250000 SH       SOLE                  2250000
GLOBAL CONSUMER ACQST CORP     *W EXP 11/27/201 378983118      652  2963000 SH       SOLE                  2963000
HORIZON LINES INC              COM              44044K101    38268  3877200 SH       SOLE                  3877200
IAC INTERACTIVECORP            COM PAR $.001    44919P508    60705  3508942 SH       SOLE                  3508942
ITURAN LOCATION AND CONTROL    SHS              M6158M104    18570  1721066 SH       SOLE                  1721066
KBL HEALTHCARE ACQUIS CORP I   *W EXP 07/18/201 48241N115       35   235000 SH       SOLE                   235000
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500   120074  4808726 SH       SOLE                  4808726
LINN ENERGY LLC                UNIT LTD LIAB    536020100   153444 10028989 SH       SOLE                 10028989
MBF HEALTHCARE ACQUISITION C   *W EXP 04/16/201 552650111       49   243900 SH       SOLE                   243900
MEDIA & ENTMT HOLDINGS INC     *W EXP 03/09/201 58439W116      145   725000 SH       SOLE                   725000
MULTIMEDIA GAMES INC           COM              625453105    11258  2600000 SH       SOLE                  2600000
NEWS CORP                      CL A             65248E104   202091 16855000 SH       SOLE                 16855000
NEWS CORP                      CL B             65248E203    19438  1599800 SH       SOLE                  1599800
NRDC ACQUISITION CORP          COM              62941R102     3400   377800 SH       SOLE                   377800
OMNOVA SOLUTIONS INC           COM              682129101    12186  6123645 SH       SOLE                  6123645
OVERTURE ACQUISITION CORP      *W EXP 01/30/201 G6830P118      280  1000000 SH       SOLE                  1000000
PDL BIOPHARMA INC              COM              69329Y104   129041 13860460 SH       SOLE                 13860460
PRE PAID LEGAL SVCS INC        COM              740065107     9826   238153 SH       SOLE                   238153
PROSPECT ACQUISITION CORP      COM              74347T103     8835   981630 SH       SOLE                   981630
PROSPECT ACQUISITION CORP      *W EXP 11/14/201 74347T111      450  2500000 SH       SOLE                  2500000
RHI ENTMT INC DEL              COM              74957T104    51856  3480299 SH       SOLE                  3480299
SAPPHIRE INDUSTRIALS CORP      COM              80306T109    48546  5400000 SH       SOLE                  5400000
SAPPHIRE INDUSTRIALS CORP      *W EXP 01/17/201 80306T117     1860  6200000 SH       SOLE                  6200000
SP ACQUISITION HOLDINGS INC    COM              78470A104    12993  1398600 SH       SOLE                  1398600
SP ACQUISITION HOLDINGS INC    *W EXP 10/10/201 78470A112      474  1580700 SH       SOLE                  1580700
SYNERON MEDICAL LTD            ORD SHS          M87245102    43984  3086619 SH       SOLE                  3086619
THERAVANCE INC                 COM              88338T104    78123  6269891 SH       SOLE                  6269891
TM ENTMT & MEDIA INC           *W EXP 10/17/201 87260T116      105   525000 SH       SOLE                   525000
TREMISIS ENERGY ACQ CORP II    *W EXP 12/05/201 89472N119       81   325000 SH       SOLE                   325000
TRIPLECROWN ACQUISITION CORP   COM              89677G109     8138   919500 SH       SOLE                   919500
UNITEDHEALTH GROUP INC         COM              91324P102    20050   789700 SH       SOLE                   789700
VIASAT INC                     COM              92552V100    28981  1229057 SH       SOLE                  1229057
WELLPOINT INC                  COM              94973V107    95336  2038400 SH       SOLE                  2038400
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